Deferred Policy Acquisition Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance at the beginning of the period	$ 291.1	$ 248.5
Acquisition costs deferred	481.2	455.3
Amortization of deferred policy acquisition costs	(465.7)	(412.7)	$ (371.6)
Balance at the end of the period	$ 306.6	$ 291.1	$ 248.5